other income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
other income
Government assistance	$ 2	$ 4	$ 2	$ 4
Lease and other sublease revenue	45	2	49	3
Gain on contributions of real estate to joint ventures		19	8	53
Investment income (loss), gain (loss) on disposal of assets and other	3	4	20	(6)
Interest income	1	1	1	3
Changes in provisions related to business combinations		44	10	83
Total	$ 51	$ 74	$ 90	$ 140